Digital Assets - Schedule of Additional Information about Digital Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
HYPE [Member]
Schedule of Additional Information about Digital Assets [Line Items]
Opening balance, Quantity
Opening balance, Amount
Purchases of digital asset, Quantity	12,560
Purchases of digital asset, Amount	$ 500,000
Changes in fair value of digital asset , Amount	$ (180,354)
Ending balance, Quantity	12,560
Ending balance, Amount	$ 319,646
USDT [Member]
Schedule of Additional Information about Digital Assets [Line Items]
Opening balance, Quantity
Opening balance, Amount
Transfer from financial asset measured at fair value, Quantity	1,117,356
Transfer from financial asset measured at fair value, Amount	$ 1,117,356
Investment income from pledge of HYPE, Quantity	23,320
Investment income from pledge of HYPE, Amount	$ 23,320
Management fees paid in pledge of HYPE, Quantity	(9,042)
Management fees paid in pledge of HYPE, Amount	$ (9,042)
Ending balance, Quantity	1,131,634
Ending balance, Amount	$ 1,131,634
BTC [Member]
Schedule of Additional Information about Digital Assets [Line Items]
Opening balance, Quantity
Opening balance, Amount
Purchases of digital asset, Quantity	88
Purchases of digital asset, Amount	$ 8,000,000
Changes in fair value of digital asset , Amount	$ (255,222)
Ending balance, Quantity	88
Ending balance, Amount	$ 7,744,778
HYPE One [Member]
Schedule of Additional Information about Digital Assets [Line Items]
Opening balance, Quantity
Opening balance, Amount
Purchases of digital asset, Quantity	116,371
Purchases of digital asset, Amount	$ 4,500,000
Exchange from SUI, Quantity	65,797
Exchange from SUI, Amount	$ 3,639,336
Changes in fair value of digital asset , Amount	$ (3,503,190)
Ending balance, Quantity	182,168
Ending balance, Amount	$ 4,636,146
SOL [Member]
Schedule of Additional Information about Digital Assets [Line Items]
Opening balance, Quantity
Opening balance, Amount
Purchases of digital asset, Quantity	6,629
Purchases of digital asset, Amount	$ 1,000,000
Staking reward, Quantity	202
Staking reward, Amount	$ 34,997
Changes in fair value of digital asset , Amount	$ (184,722)
Ending balance, Quantity	6,831
Ending balance, Amount	$ 850,275
SUI [Member]
Schedule of Additional Information about Digital Assets [Line Items]
Opening balance, Quantity
Purchases of digital asset, Quantity	1,015,681
Purchases of digital asset, Amount	$ 3,620,000
Staking reward, Quantity	2,865
Staking reward, Amount	$ 10,297
Exchange into HYPE, Quantity	(1,015,681)
Exchange into HYPE, Amount	$ (3,639,336)
Exchange gain, Amount	13,356
Changes in fair value of digital asset , Amount	$ (301)
Ending balance, Quantity	2,865
Ending balance, Amount	$ 4,016